Tax Effect Allocated to Each Component of Other Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized gains on available-for-sale investments Unrealized holding (losses) gains during the year	$ (10,544)	¥ (68,303)	¥ 1,680	¥ (1,157)
Reclassified for gains realized	4,459	28,885
Net unrealized (losses) gains	(6,085)	(39,418)	1,680	(1,157)
Foreign currency translation adjustment	0	0	0	0
Other comprehensive (loss) income	$ (6,085)	¥ (39,418)	¥ 1,680	¥ (1,157)